Share Capital - Parent	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share Capital	32. SHARE CAPITAL

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2020, 1 January 2021 and 31 December 2021	7,060,000,000	7,060

Santander UK Group Holdings plc
Disclosure of classes of share capital [line items]
Share Capital	SHARE CAPITALDetails of the Company’s share capital are set out in Note 32